IronBridge Large Cap Fund (Prospectus Summary): | IronBridge Large Cap Fund
IronBridge Large Cap Fund

IRONBRIDGE FUNDS, INC.

SUPPLEMENT DATED JULY 30, 2012

TO
PROSPECTUS DATED NOVEMBER 1, 2011

(as supplemented March 30, 2012)

AND TO

PROSPECTUS DATED NOVEMBER 1, 2011

The Board of Directors (the “Board”) of IronBridge Funds, Inc. (the “Company”), removed the 2.00% short-term redemption fee applicable to each of the IronBridge Small Cap Fund (“Small Cap Fund”), IronBridge SMID Cap Fund (“SMID Cap Fund”), IronBridge Large Cap Fund (“Large Cap Fund”), IronBridge Horizon Fund (“Horizon Fund”) and IronBridge Skyline Fund (“Skyline Fund” and, together with the Small Cap Fund, the SMID Cap Fund, the Large Cap Fund and the Horizon Fund, collectively the “Affected Funds”).  Accordingly, the Prospectuses of each of the Affected Funds are modified as set forth below, in each case effective as of the date hereof.

Portfolio Fees and Expenses - Shareholder Fees Table

The “Redemption Fee (imposed only if redemption occurs within 30 days of purchase; imposed as a percentage of amount redeemed)” line-item in each Affected Fund’s Shareholder Fees table is modified to read as follows:

Shareholder Fees	IronBridge Large Cap Fund
Redemption Fee (as a percentage of amount redeemed, if applicable)	none